Label	Element	Value
State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STATE FARM GROWTH FUND (STFGX) FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	State Farm Growth Fund (the “Fund” or the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.
The Fund is the successor to the State Farm Growth Fund, a series of the State Farm Associates’ Funds Trust (the “Growth Predecessor Fund”) and has adopted its portfolio turnover over rate. More information about the Growth Predecessor Fund can be found in Performance Information.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests under normal circumstances at least 80% of its assets in equity securities. Equity securities include common stocks and other income-producing equity securities. State Farm Investment Management Corp. (the “Adviser”), investment adviser to the Fund, has selected Northern Trust Investments, Inc. (“NTI” or
“Sub-Adviser”)
as
sub-adviser
to the Fund. NTI chooses equity securities for the Fund’s portfolio for their long-term potential to generate capital gains, but may also consider a stock’s long-term potential to generate income. Although there is no restriction on the size of the companies in which the Fund invests, ordinarily most of the Fund’s investments include but are not limited to large capitalization (unadjusted market cap of $9.8 billion or greater) and mid-capitalization
(unadjusted market cap of $3.2 billion to $9.8 billion) equity securities, as defined S&P Dow Jones Indices at the time of investment. The S&P Dow Jones Indices market capitalizations noted above are as of February 26, 2021.
While the Fund seeks to maintain sector weights consistent within 3% to5% of each sector’s weight in the Fund’s benchmark index, in making investment decisions on specific securities, the
Sub-Adviser
uses statistical modeling and research to look for companies with one or more of the following characteristics:

•	Strong profitability within their sector (quality).

•	Strong cash flows within their sector (quality).

•	Strong management efficiency (quality).

•	The ability to lower the volatility of the Fund (lower volatility).
In assessing strong management efficiency (quality), NTI uses a proprietary quantitative ranking that is designed to provide exposure to quality characteristics. Beginning with a broad universe of liquid securities, NTI applies the proprietary quality score, which focuses on companies that are judicious users of capital and that do not exhibit excessive capital deployment (e.g., as measured by stock issuance, capital expenditures, and leverage ratios). NTI then optimizes the remaining universe of securities for the appropriate quality and diversification goals. NTI also performs a risk management analysis in which risk exposures are measured and managed at the security, sector and portfolio levels.
In general, the
Sub-Adviser
employs a long-term ownership strategy, which emphasizes buying and holding securities as long-term investments. However, the
Sub-Adviser
may sell securities the Fund holds at any time and for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities (higher quality, higher yield and/or lower volatility). The Fund may use derivatives such as stock index futures to equitize cash and enhance portfolio liquidity. Accordingly, under normal market conditions, the Fund will limit its exposure to stock index futures to 5% of the value of the portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
Management Risk.
The assessment by the Fund’s
Sub-Adviser
of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the
Sub-Adviser
in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Fund’s performance may suffer.
Market Risk.
The risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including
COVID-19),
epidemics, terrorism, regulatory events and governmental or quasi-governmental actions.
Long-term Ownership Strategy Risk.
The Fund’s investment approach generally emphasizes buying and holding securities over long periods. As such, the Fund could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Fund to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.
Tax Risk.
The Fund’s long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Fund has accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. As a result, unless you are purchasing shares of the Fund through a tax-advantaged account
(such as an IRA), buying shares at a time when the Fund has unrealized gains might eventually cost you money in taxes.
Large Cap Risk
The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized
companies.
Mid Cap Stock Risk
. The risk that stocks of
mid-sized
companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally the smaller the company size, the greater the risk.
Stock Index Futures Risk.
The risk arising from the Fund’s use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Fund’s securities and the price of futures contracts; the possible inability of the Fund to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Fund’s investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.
An investment in the Fund may be appropriate for you if you intend to maintain your investment for many years and through multiple stock market cycles. Because of stock market volatility, the Fund may not be a suitable investment if you have a short-term investment horizon or if you are unwilling to accept fluctuations in share price, including significant declines over a given period.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or another government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate certain risks of investing in the Fund. The Fund is the successor to the Growth Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Growth Predecessor Fund into the Fund on July 26, 2021. The performance provided in the bar chart and table is that of the Growth Predecessor Fund. The following bar chart shows the changes in the Growth Predecessor Fund’s returns year by year. The table compares the Growth Predecessor Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). The Growth Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for the Growth Fund is available at www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance or by calling 866-342-2418 (toll free) or
312-557-7940
.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate certain risks of investing in the Fund. The Fund is the successor to the Growth Predecessor Fund, a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Growth Predecessor Fund into the Fund on July 26, 2021. The performance provided in the bar chart and table is that of the Growth Predecessor Fund. The following bar chart shows the changes in the Growth Predecessor Fund’s returns year by year. The table compares the Growth Predecessor Fund’s average annual total returns for the periods listed to a broad-based market index. This information is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-342-2418 (toll free) or 312-557-7940
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Growth Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Growth Predecessor Fund’s best and worst quarters during the last 10 years were as follows:

Best Quarter:	2Q 2020	16.79%
Worst Quarter	1Q 2020	(19.15)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table shows certain Average Annual Total Returns on an investment in the Growth Predecessor Fund compared to changes in the Standard & Poor’s 500
®
Stock Index for the
1-,
5-
and
10-year
periods ended December 31, 2020. The
after-tax
returns are intended to show the impact of assumed federal income taxes on an investment in the Growth Predecessor Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold Fund shares at the end of the period and that you do not have any taxable gain or loss on the disposition of your Fund shares. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that you would realize if you purchased Fund shares at the beginning of the specified period and sold Fund shares at the end of the specified period.
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax
returns depend on an investor’s tax situation and may differ from those shown, and after-tax
returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as individual retirement accounts. In some instances the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of the Fund shares to offset other taxable gains.

State Farm Growth Fund | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.16%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.12%
1 year	rr_ExpenseExampleYear01	$ 12
3 years	rr_ExpenseExampleYear03	39
5 years	rr_ExpenseExampleYear05	77
10 years	rr_ExpenseExampleYear10	$ 192
2011	rr_AnnualReturn2011	0.30%
2012	rr_AnnualReturn2012	9.56%
2013	rr_AnnualReturn2013	27.14%
2014	rr_AnnualReturn2014	11.86%
2015	rr_AnnualReturn2015	(3.69%)
2016	rr_AnnualReturn2016	15.39%
2017	rr_AnnualReturn2017	16.58%
2018	rr_AnnualReturn2018	(5.31%)
2019	rr_AnnualReturn2019	28.01%
2020	rr_AnnualReturn2020	15.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.15%)
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Year	rr_AverageAnnualReturnYear05	13.52%
10 Year	rr_AverageAnnualReturnYear10	10.99%
State Farm Growth Fund | Return After Taxes on Distributions | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
5 Year	rr_AverageAnnualReturnYear05	12.59%
10 Year	rr_AverageAnnualReturnYear10	10.01%
State Farm Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | State Farm Growth Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.75%
5 Year	rr_AverageAnnualReturnYear05	10.65%
10 Year	rr_AverageAnnualReturnYear10	8.83%
State Farm Growth Fund | S&P 500® Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.33%
5 Year	rr_AverageAnnualReturnYear05	15.19%
10 Year	rr_AverageAnnualReturnYear10	13.86%

[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	State Farm Investment Management Corp. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.12% until January 28, 2025. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.